Report Of The Directors Strategic Report - Adjusted Balance Sheet Reconciliation (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Consolidation Items [Line Items]
Loans and advances to customers (net)	$ 1,021,632	$ 981,696
Interests in associates and joint ventures	23,892	22,407
Total external assets	2,751,273	2,558,124
Customer accounts	1,380,124	1,362,643
Adjusted
Consolidation Items [Line Items]
Loans and advances to customers (net)	1,021,632	983,101	$ 959,467
Interests in associates and joint ventures	23,892	22,442	22,137
Total external assets		2,559,358	2,571,150
Customer accounts	$ 1,380,124	1,364,337	$ 1,339,487
Currency translation
Consolidation Items [Line Items]
Loans and advances to customers (net)		(1,405)
Interests in associates and joint ventures		(35)
Total external assets		(1,234)
Customer accounts		$ (1,694)